Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
CIK	dei_EntityCentralIndexKey	0001860434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor Active Small Cap ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMLL
Harbor AlphaEdge Large Cap Value ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIGV
Harbor AlphaEdge Next Generation REITs ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AREA
Harbor AlphaEdge Small Cap Earners ETF - EBIT | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBIT
Harbor Commodity All-Weather Strategy ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGER
Harbor Disciplined Bond ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGER
Harbor Dividend Growth Leaders ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDIV
Harbor Health Care ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDI
Harbor Human Capital Factor Unconstrained ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPY
Harbor Human Capital Factor US Large Cap ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPI
Harbor Human Capital Factor US Small Cap ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPS
Harbor International Compounders ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OSEA
Harbor Long-Short Equity ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSEQ
Harbor Long-Term Growers ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WINN
Harbor Multi-Asset Explorer ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPP
Harbor PanAgora Dynamic Large Cap Core ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFO
Harbor Scientific Alpha High-Yield ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHY
Harbor Scientific Alpha Income ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIFI